Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

17.Related party transactions

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Tencent Holdings Limited and its subsidiaries (“Tencent Group”)	Parent company of one of our ordinary shareholders
Shayu	An investee of the Group

17.Related party transactions (Continued)

For the years ended December 31, 2020, 2021 and 2022, significant related party transactions were as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Live streaming revenue derived from
Equity method investees- talent agencies	23,679,248	—	—
Advertisement revenue derived from
Tencent Group	743,697	17,190,776	14,979,036
Other revenue derived from
Tencent Group	8,282,751	12,709,293	5,415,442
Equity method investees- talent agencies	204,533	—	—
Total	8,487,284	12,709,293	5,415,442
Bandwidth fees paid to
Tencent Group	212,785,773	240,737,980	197,568,690
Revenue sharing fees and content cost paid to
Tencent Group	6,202,423	510,285	—
Equity method investees- talent agencies	435,496,349	361,296,329	181,637,081
Total	441,698,772	361,806,614	181,637,081
Payment handling fees paid to
Tencent Group	36,033,966	33,693,357	28,153,602
Virtual gifts purchased from
Tencent Group	—	—	60,444,813
Content rights purchased from
Tencent Group	75,528,302	304,500,878	103,198,542
Other fees paid to
Tencent Group	—	—	8,734,726

As of December 31, 2020, 2021 and 2022, the amounts due from/to related parties are as follows:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Amounts due from related parties
Tencent Group	9,045,078	37,158,946	35,491,575
Shayu	—	—	10,153,000
Equity method investees- talent agencies	—	—	481,069
Total	9,045,078	37,158,946	46,125,644
Amounts due to related parties
Tencent Group	201,579,602	255,438,628	250,364,366
Equity method investees- talent agencies	21,945,327	38,069,178	16,423,196
Total	223,524,929	293,507,806	266,787,562